Financial assets measured at amortized cost from virtual bank	12 Months Ended
Dec. 31, 2022
Financial assets measured at amortized cost from virtual bank
Financial assets measured at amortized cost from virtual bank

20  Financial assets measured at amortized cost from virtual bank

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Loans and advances to customers	13,575	44
Less: expected credit loss provision	(190)	—
	13,385	44
Less: non-current portion
Loans and advances to customers	(674)	—
	12,711	44

The balance represents financial assets measured at amortized cost carried out by OneConnect Bank, a wholly owned subsidiary from the Group, since 2020.